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May 5, 2003

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       ING VP Emerging Markets Fund, Inc.
          (File Nos. 33-73520 and 811-8250)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 of ING VP Emerging Markets Fund, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please contact the undersigned at (480) 477-2666 if you have any questions or comments.

Sincerely,

/s/ Huey P. Falgout, Jr.

Huey P. Falgout


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